1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

Brenden P. Carroll brenden.carroll@dechert.com +1 202 261 3458 Direct

December 30, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (the “Registrant”)
File Nos. 033-07647 and 811-04782

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing is Post-Effective Amendment No. 199 (“the Amendment”) to the Registrant’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This Amendment is being filed on behalf of the HSBC Prime Money Market Fund, HSBC U.S. Government Money Market Fund, and HSBC U.S. Treasury Money Market Fund (the “Funds”) for the purpose of registering Intermediary Shares and Intermediary Service Shares of the Funds.

The Amendment does not affect the currently effective Prospectus and Statement of Additional Information for the other share classes of the Funds.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll